Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Loss
Note 10:	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2017	2016

	(In thousands)

Net unrealized loss on securities available-for-sale	$(290)	$(483)
Net unrealized loss for funded status of defined benefit plan liability	(289)	(205)

	(579)	(688)
Tax effect	159	234

Net-of-tax amount	$(420)	$(454)